Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 650,849	¥ 440,855	¥ 307,201
Provision (credit) for credit losses on loans	187,599	112,776	156,200
Charge-offs	(59,840)	(78,801)	(44,358)
Recoveries	18,754	13,935	27,916
Net charge-offs	(41,086)	(64,866)	(16,442)
Others	12,455	6,329	(6,104)
Balance at end of fiscal year	809,817	650,849	440,855
Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		155,755
Balance at end of fiscal year			155,755
Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		596,610
Balance at end of fiscal year			596,610
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	562,470	413,026	277,955
Provision (credit) for credit losses on loans	194,022	124,086	149,915
Charge-offs	(55,662)	(72,212)	(35,021)
Recoveries	17,912	13,047	26,338
Net charge-offs	(37,750)	(59,165)	(8,683)
Others	12,500	7,009	(6,161)
Balance at end of fiscal year	731,242	562,470	413,026
Corporate | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		77,514
Balance at end of fiscal year			77,514
Corporate | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		490,540
Balance at end of fiscal year			490,540
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	88,379	27,829	29,246
Provision (credit) for credit losses on loans	(6,423)	(11,310)	6,285
Charge-offs	(4,178)	(6,589)	(9,337)
Recoveries	842	888	1,578
Net charge-offs	(3,336)	(5,701)	(7,759)
Others	(45)	(680)	57
Balance at end of fiscal year	¥ 78,575	88,379	27,829
Retail | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		78,241
Balance at end of fiscal year			78,241
Retail | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 106,070
Balance at end of fiscal year			¥ 106,070